RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Note receivable	$ 1,500,000		$ 1,500,000		$ 1,500,000
Less: Allowance for doubtful account	(1,500,000)		(1,500,000)		(1,500,000)
Note Receivable, net
Derivative liability	148,628		148,628
Expense	692,556	$ 254,538	1,339,769	$ 672,992	3,588,608	383,520
Interest expense related to Debentures origination fee	15,000		15,000
Interest expense related to the Warrants issued in Private Placement	281,565		281,565
Loss on derivative liability
Other Income	6,291		6,291		1,498,352	1,648
Restated [Member]
Note receivable	1,500,000		1,500,000		1,500,000
Less: Allowance for doubtful account	(1,500,000)		(1,500,000)		(1,500,000)
Note Receivable, net
Change in total assets
Convertible Debenture	250,000		250,000
Derivative liability	148,628		148,628
Warrant liability
Additional paid in-capital - Warrant	281,565		281,565
Change in liabilities and stockholders' deficit	680,193		680,193
Expense	(2,699)		(2,699)		(1,514,160)
Interest expense related to Debentures origination fee	(15,000)		(15,000)
Interest expense related to the Warrants issued in Private Placement	(281,565)		(281,565)
Loss on derivative liability	(148,628)		(148,628)
Other Income	6,291		6,291		1,498,352	1,648
Change in Net Income	(441,601)		(441,601)		(15,808)	1,648
Previous [Member]
Note receivable
Less: Allowance for doubtful account
Note Receivable, net
Change in total assets
Convertible Debenture	227,500		227,500
Derivative liability
Warrant liability	12,500		12,500
Additional paid in-capital - Warrant
Change in liabilities and stockholders' deficit	240,000		240,000
Expense	(2,699)		(2,699)		14,160
Interest expense related to Debentures origination fee
Interest expense related to the Warrants issued in Private Placement
Loss on derivative liability
Other Income	6,291		6,291
Change in Net Income	$ 3,592		$ 3,592		$ 14,160